Derivatives and hedge accounting - Maturity derivatives designated in cash flow hedging (Details) - - Derivatives - Cash flow hedges - Net payer and receiver swap - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
– Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	€ (61,897)	€ (50,886)
– Interest rate swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(2,023)	(1,805)
– Interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(3,542)	(768)
– Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(6,217)	(10,590)
– Interest rate swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(15,357)	(13,389)
– Interest rate swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(14,152)	(10,551)
– Interest rate swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(4,549)	(6,040)
– Interest rate swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(4,381)	(4,522)
– Interest rate swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(11,676)	(3,222)
– Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,210)	(3,619)
– Cross currency swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	456
– Cross currency swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	964	(241)
– Cross currency swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	654	(972)
– Cross currency swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,271)	122
– Cross currency swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(446)	(1,029)
– Cross currency swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	607	(262)
– Cross currency swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(601)	(238)
– Cross currency swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,572)	(999)
– Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(2,765)	(2,887)
– Cross currency interest rate swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		(25)
– Cross currency interest rate swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,246)
– Cross currency interest rate swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,518)	(1,283)
– Cross currency interest rate swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		(1,578)
– Cross currency interest rate swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency interest rate swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument